UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Anthion Management, LLC

Address: 160 Mercer Street
         2nd Floor
         New York, NY 10012


13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brendan McHugh
Title:  Chief Financial Officer
Phone:  (212) 404-6670


Signature, Place and Date of Signing:

/s/ Brendan McHugh               New York, New York         February 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                35

Form 13F Information Table Value Total:          $323,963
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                      Anthion Management, LLC
                                                         December 31, 2011



COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------                ---------          ------    --------   -------- ---------  -----------  ---------  ----- ------- ----

APPLE INC                      COM              037833100   15,735      38,853  SH           SOLE       NONE        38,853
ARTHROCARE CORP                COM              043136100   11,225     354,312  SH           SOLE       NONE       354,312
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    6,005     750,574  SH           SOLE       NONE       750,574
ATP OIL & GAS CORP             COM              00208J108   15,884   2,158,136  SH           SOLE       NONE     2,158,136
ATP OIL & GAS CORP             COM              00208J108    2,725     370,300      CALL     SOLE       NONE       370,300
AVIAT NETWORKS INC             COM              05366Y102    1,161     634,281  SH           SOLE       NONE       634,281
BMC SOFTWARE INC               COM              055921100    6,556     200,000  SH           SOLE       NONE       200,000
CARTER INC                     COM              146229109   13,176     330,969  SH           SOLE       NONE       330,969
CHEMTURA CORP                  COM NEW          163893209    5,535     488,084  SH           SOLE       NONE       488,084
COGDELL SPENCER INC            COM              19238U107    3,962     932,302  SH           SOLE       NONE       932,302
DIRECTV                        COM CL A         25490A101   20,379     476,595  SH           SOLE       NONE       476,595
ENERGY PARTNERS LTD            COM NEW          29270U303    3,413     233,767  SH           SOLE       NONE       233,767
GLOBAL CASH ACCESS HLDGS INC   COM              378967103    4,865   1,093,301  SH           SOLE       NONE     1,093,301
GRAMERCY CAP CORP              COM              384871109    5,527   2,210,854  SH           SOLE       NONE     2,210,854
HAWAIIAN TELCOM HOLDCO INC     COM              420031106    4,349     282,425  SH           SOLE       NONE       282,425
IAC INTERACTIVECORP            COM PAR $.001    44919P508    1,638      38,439  SH           SOLE       NONE        38,439
ISHARES TR                     DJ US REAL EST   464287739   28,405     500,000      PUT      SOLE       NONE       500,000
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308    4,202     247,325  SH           SOLE       NONE       247,325
LIZ CLAIBORNE INC              COM              539320101    9,329   1,081,019  SH           SOLE       NONE     1,081,019
LORAL SPACE & COMMUNICATNS I   COM              543881106    2,211      34,083  SH           SOLE       NONE        34,083
MENTOR GRAPHICS CORP           COM              587200106   12,308     907,702  SH           SOLE       NONE       907,702
MI DEVS INC                    COM              55304X104    3,578     111,881  SH           SOLE       NONE       111,881
MORGANS HOTEL GROUP CO         COM              61748W108    2,152     364,675  SH           SOLE       NONE       364,675
ONCOTHYREON INC                COM              682324108   13,879   1,830,945  SH           SOLE       NONE     1,830,945
PAIN THERAPEUTICS INC          COM              69562K100    2,015     530,189  SH           SOLE       NONE       530,189
QLIK TECHNOLOGIES INC          COM              74733T105    6,139     253,660  SH           SOLE       NONE       253,660
RENTECH INC                    COM              760112102    8,439   6,442,071  SH           SOLE       NONE     6,442,071
ROSETTA STONE INC              COM              777780107    3,402     445,867  SH           SOLE       NONE       445,867
SOURCEFIRE INC                 COM              83616T108    2,594      80,100  SH           SOLE       NONE        80,100
SPDR S&P 500 ETF TR            TR UNIT          78462F103   48,945     390,000      PUT      SOLE       NONE       390,000
SUNRISE SENIOR LIVING INC      COM              86768K106    1,620     250,000  SH           SOLE       NONE       250,000
SUNSTONE HOTEL INVS INC NEW    COM              867892101    3,680     451,555  SH           SOLE       NONE       451,555
UNITED STATES OIL FUND LP      UNITS            91232N108   13,720     360,000      PUT      SOLE       NONE       360,000
VALEANT PHARMACEUTICALS INTL   COM              91911K102   28,763     616,037  SH           SOLE       NONE       616,037
ZELTIQ AESTHETICS INC          COM              98933Q108    6,447     567,500  SH           SOLE       NONE       567,500


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